Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of entity's operating segments [Abstract]
Segment Report	Segment report continued

	Revenue[1] 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	8 108	7 036	5 779	4 638	4 515	4 038	3 470	2 521	1 741	6 017	5 125	4 324	1 330	1 167	894	6 599	6 668	6 508	822	920	959
Mponeng	10 577	7 845	5 620	5 795	4 997	4 487	4 782	2 848	1 133	4 438	4 630	4 433	890	704	605	8 751	7 449	6 086	880	884	840
Tshepong North	3 877	3 530	3 429	2 827	2 701	2 894	1 050	829	535	2 369	2 226	2 049	559	553	1 038	3 248	3 354	3 793	726	795	988
Tshepong South	3 734	3 607	2 922	2 564	2 395	2 190	1 170	1 212	732	2 326	2 043	1 730	527	514	476	3 129	3 431	3 229	465	506	573
Doornkop	4 198	4 384	3 106	3 041	3 009	2 453	1 157	1 375	653	3 924	3 624	3 222	686	716	491	3 470	4 213	3 444	815	898	874
Joel	2 079	2 044	1 411	1 663	1 616	1 308	416	428	103	1 372	1 306	1 244	235	231	225	1 733	1 947	1 556	401	435	434
Target 1	2 262	1 308	1 648	2 352	2 009	1 812	(90)	(701)	(164)	1 951	1 745	1 517	488	428	384	1 859	1 275	1 800	462	365	455
Kusasalethu	4 638	3 621	4 139	3 670	3 343	3 086	968	278	1 053	520	634	822	226	253	210	3 842	3 460	4 567	584	567	607
Masimong	2 137	2 053	1 733	1 852	1 724	1 504	285	329	229	—	16	17	44	47	49	1 780	1 961	1 910	473	470	486
Bambanani[2]	—	18	1 286	—	16	1 163	—	2	123	—	—	—	—	—	25	—	—	1 433	—	—	176
Surface
Mine Waste Solutions	4 016	2 689	2 642	2 047	1 809	1 588	1 969	880	1 054	3 546	2 060	1 027	1 463	932	264	3 770	2 804	2 899	22 655	23 067	23 443
All other surface operations	6 463	4 945	4 868	3 694	3 371	3 551	2 769	1 574	1 317	1 268	1 234	1 066	338	316	282	5 296	4 719	5 304	19 676	19 382	20 737
Total South Africa	52 089	43 080	38 583	34 143	31 505	30 074	17 946	11 575	8 509	27 731	24 643	21 451	6 786	5 861	4 943	43 477	41 281	42 529	47 959	48 289	50 572
International
Hidden Valley	6 181	4 440	3 159	2 247	2 036	2 122	3 934	2 404	1 037	5 570	5 766	4 141	1 541	1 737	1 249	5 101	4 370	3 707	3 360	3 846	3 229
Total international	6 181	4 440	3 159	2 247	2 036	2 122	3 934	2 404	1 037	5 570	5 766	4 141	1 541	1 737	1 249	5 101	4 370	3 707	3 360	3 846	3 229
Total operations	58 270	47 520	41 742	36 390	33 541	32 196	21 880	13 979	9 546	33 301	30 409	25 592	8 327	7 598	6 192	48 578	45 651	46 236	51 319	52 135	53 801
Reconciliation of segment information to the consolidated income statement and balance sheet	3 109	1 755	903	2 533	1 325	903	576	430	—	27 159	26 831	21 216	—	—	—	—	—	—	—	—	—
	61 379	49 275	42 645	38 923	34 866	33 099	22 456	14 409	9 546	60 460	57 240	46 808	8 327	7 598	6 192	48 578	45 651	46 236	51 319	52 135	53 801
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R71 million (2023: R41 million) (2022: R22 million).
*    Production statistics are unaudited.
[1] Segment revenue consists of revenue from the sale of gold, realised gains or losses of the hedge-accounted gold derivatives and, for Mine Waste Solutions, the non-cash consideration of the streaming arrangement.
[2] The Bambanani operation closed during June 2022. The transactions in the prior year relate to the inventory at 30 June 2022.